Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Private Placement [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Affiliated Entity [Member]	Affiliated Entity [Member] Common Stock [Member]	Affiliated Entity [Member] Additional Paid-in Capital [Member]
Beginning balance at Dec. 31, 2014	$ (17,719)		$ 292,958	$ (310,677)
Share-based compensation expense	5,425		5,425
Investors capital contributions	17,813		17,813
Warrants issued in connection with senior secured debt	17		17
Issuance of common stock, net of expense	8,314		8,314
Issuance of common stock, Shares		203,967
Net loss	(67,195)			(67,195)
Ending balances at Dec. 31, 2015	(53,345)		324,527	(377,872)
Ending balances, shares at Dec. 31, 2015		203,967
Issuance of common stock as a result of the exercise of warrants by related party								$ 8,933		$ 8,933
Issuance of common stock as a result of the exercise of warrants by related party, shares									175,934
Share-based compensation expense	3,499		3,499
Recapitalization for reverse merger	0	$ 0	0	0
Recapitalization for reverse merger, shares		125,000
Shares issued for restricted stock compensation	293		293
Shares issued for restricted stock compensation, Shares		6,093
Cancellation of warrants previously classified as derivative liabilities	3,036		3,036
Issuance of common stock, net of expense					$ 23,698	$ 1	$ 23,697	5,819		5,819
Issuance of common stock, Shares						634,858			138,826
Conversion of accrued interest to Common Stock by related parties								$ 17,934	$ 1	$ 17,933
Conversion of accrued interest to Common Stock by related parties, Shares									306,270
Net loss	(46,367)			(46,367)
Ending balances at Dec. 31, 2016	$ (36,500)	$ 2	$ 387,737	$ (424,239)
Ending balances, shares at Dec. 31, 2016		1,590,948